Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.0%
		Basic Materials: 7.0%
900,000	(1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$899,595	0.2
625,000	(1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	624,219	0.1
825,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	852,287	0.2
1,325,000	(1)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,268,290	0.2
875,000		Commercial Metals Co., 3.875%, 02/15/2031	859,871	0.2
1,000,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,071,690	0.2
1,150,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,215,694	0.2
1,150,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	1,136,919	0.2
1,500,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,610,625	0.3
910,000	(1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	927,636	0.2
2,245,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,364,153	0.4
200,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	213,188	0.0
575,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	629,688	0.1
585,000	(2)	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	637,650	0.1
740,000	(1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	770,014	0.1
1,150,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,295,532	0.2
1,300,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,301,625	0.2
1,350,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,368,562	0.3
1,272,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	1,427,025	0.3
1,300,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	1,306,500	0.2
2,000,000	(1)	Novelis Corp., 5.875%, 09/30/2026	2,090,000	0.4
635,000	(1)	OCI NV, 4.625%, 10/15/2025	657,622	0.1
750,000	(1)	OCI NV, 5.250%, 11/01/2024	781,406	0.1
850,000		Olin Corp., 5.125%, 09/15/2027	880,813	0.2
1,300,000		Olin Corp., 5.000%, 02/01/2030	1,364,740	0.3
1,300,000	(1)	Rayonier AM Products, Inc., 7.625%, 01/15/2026	1,382,875	0.3
1,500,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,595,340	0.3
1,400,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,426,950	0.3
1,565,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	1,611,598	0.3
995,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	997,488	0.2
1,450,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	1,410,125	0.3
1,375,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	1,425,119	0.3
			37,404,839	7.0

		Communications: 15.5%
1,200,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	1,184,574	0.2
2,038,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	2,296,001	0.4
875,000	(1)	Altice France SA/France, 5.125%, 01/15/2029	887,578	0.2
1,225,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,344,125	0.3
1,105,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	1,107,072	0.2
1,425,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,435,687	0.3
2,430,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	2,463,412	0.5
2,250,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,381,962	0.5
1,075,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,138,049	0.2
875,000	(1),(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	867,016	0.2
682,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	710,763	0.1
1,740,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,777,236	0.3
175,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	173,688	0.0
890,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	946,426	0.2
1,725,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,839,350	0.3
1,700,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,674,500	0.3
1,050,000		CSC Holdings LLC, 5.250%, 06/01/2024	1,134,656	0.2
1,125,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,186,312	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
650,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	717,720	0.1
1,075,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	775,344	0.2
625,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	325,781	0.1
1,750,000		DISH DBS Corp., 5.875%, 11/15/2024	1,832,749	0.3
1,685,000		DISH DBS Corp., 7.375%, 07/01/2028	1,769,755	0.3
1,450,000		Embarq Corp., 7.995%, 06/01/2036	1,672,517	0.3
325,000	(1)	Frontier Communications Corp., 5.000%, 05/01/2028	331,583	0.1
1,350,000	(1)	Frontier Communications Corp., 6.750%, 05/01/2029	1,426,376	0.3
1,225,000	(1)	GCI LLC, 4.750%, 10/15/2028	1,256,391	0.2
1,275,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,416,015	0.3
500,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	515,150	0.1
1,875,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	2,013,281	0.4
700,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	714,084	0.1
1,600,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,707,840	0.3
1,025,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,057,031	0.2
1,275,000	(1)	LogMeIn, Inc., 5.500%, 09/01/2027	1,336,366	0.3
1,000,000	(1)	MDC Partners, Inc., 7.500%, 05/01/2024	1,016,510	0.2
1,865,000	(2)	Meredith Corp., 6.875%, 02/01/2026	1,921,510	0.4
1,125,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,173,668	0.2
1,175,000	(1)	National CineMedia LLC, 5.875%, 04/15/2028	1,095,688	0.2
375,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	432,296	0.1
1,625,000		Netflix, Inc., 5.875%, 11/15/2028	1,967,580	0.4
1,040,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	1,091,672	0.2
1,300,000	(1)	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.000%, 02/15/2028	1,300,000	0.2
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,351,103	0.3
1,875,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,983,422	0.4
225,000	(1)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	221,484	0.0
300,000	(1)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	298,313	0.1
1,425,000	(1)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,476,656	0.3
1,675,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	1,617,422	0.3
1,750,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,838,401	0.3
1,300,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,280,500	0.2
3,100,000		Sprint Corp., 7.125%, 06/15/2024	3,572,781	0.7
925,000		Sprint Corp., 7.625%, 03/01/2026	1,134,249	0.2
220,000		TEGNA, Inc., 4.625%, 03/15/2028	224,263	0.0
500,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	531,250	0.1
1,325,000	(2)	TEGNA, Inc., 5.000%, 09/15/2029	1,376,278	0.3
825,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	937,736	0.2
1,050,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,238,344	0.2
2,175,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,326,815	0.4
425,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	467,500	0.1
1,300,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	1,347,554	0.3
875,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	974,164	0.2
1,250,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,272,138	0.2
250,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	262,698	0.1
625,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	659,128	0.1
400,000	(1)	Virgin Media Finance PLC, 5.000%, 07/15/2030	400,000	0.1
1,200,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,275,408	0.2
750,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	763,875	0.1
			82,246,796	15.5

		Consumer, Cyclical: 22.8%
1,175,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,135,344	0.2
1,350,000	(1)	Academy Ltd., 6.000%, 11/15/2027	1,424,250	0.3
1,475,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,549,672	0.3
1,775,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,836,823	0.3
400,000	(1)	Adient US LLC, 9.000%, 04/15/2025	444,500	0.1
1,825,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,926,516	0.4
1,475,000	(1),(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,614,668	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
534,870		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	532,298	0.1
503,694		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/2027	482,091	0.1
1,950,000	(1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	1,666,918	0.3
675,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	703,309	0.1
750,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	798,675	0.1
1,230,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,291,869	0.2
760,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	779,312	0.1
640,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	661,920	0.1
800,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	854,000	0.2
625,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	647,591	0.1
300,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	311,812	0.1
1,675,000	(1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	1,715,728	0.3
1,225,000		Boyd Gaming Corp., 6.000%, 08/15/2026	1,278,503	0.2
1,250,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,391,562	0.3
1,300,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,387,451	0.3
1,825,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,834,125	0.3
1,910,000	(1)	Carnival Corp., 5.750%, 03/01/2027	1,962,525	0.4
1,250,000	(1)	Carnival Corp., 7.625%, 03/01/2026	1,344,437	0.3
700,000	(1)	Carnival Corp., 9.875%, 08/01/2027	825,048	0.2
1,400,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,490,118	0.3
1,750,000		Century Communities, Inc., 5.875%, 07/15/2025	1,817,629	0.3
1,135,000	(1)	Cinemark USA, Inc., 5.875%, 03/15/2026	1,165,009	0.2
1,225,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,346,734	0.3
325,000	(1),(2),(3)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	330,856	0.1
1,875,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,927,903	0.4
700,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	761,791	0.1
1,705,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	1,705,994	0.3
285,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	333,586	0.1
1,250,000		Ford Motor Co., 9.000%, 04/22/2025	1,515,500	0.3
1,100,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,137,125	0.2
1,775,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,880,524	0.4
1,150,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,235,905	0.2
2,100,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	2,269,344	0.4
990,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,056,048	0.2
1,650,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	1,606,687	0.3
435,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	468,993	0.1
1,025,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,076,891	0.2
1,125,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,179,630	0.2
1,025,000	(1)	Interface, Inc., 5.500%, 12/01/2028	1,061,516	0.2
300,000	(1)	International Game Technology PLC, 4.125%, 04/15/2026	309,024	0.1
775,000	(1)	IRB Holding Corp., 6.750%, 02/15/2026	803,094	0.2
1,925,000		L Brands, Inc., 6.750%, 07/01/2036	2,275,109	0.4
715,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	794,955	0.1
325,000	(1)	L Brands, Inc., 9.375%, 07/01/2025	405,031	0.1
1,300,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,340,625	0.3
565,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	566,475	0.1
1,925,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,981,556	0.4
1,150,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,193,125	0.2
425,000		M/I Homes, Inc., 5.625%, 08/01/2025	439,299	0.1
162,000	(2)	Macy's Retail Holdings LLC, 3.625%, 06/01/2024	162,202	0.0
575,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	511,462	0.1
825,000		Mattel, Inc., 5.450%, 11/01/2041	903,375	0.2
975,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,072,500	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,075,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,126,063	0.2
1,950,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	1,959,506	0.4
300,000		MGM Resorts International, 5.500%, 04/15/2027	322,921	0.1
725,000		MGM Resorts International, 6.000%, 03/15/2023	777,562	0.1
850,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	932,875	0.2
1,400,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,438,500	0.3
300,000	(1)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	295,440	0.1
1,025,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,078,623	0.2
250,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	262,140	0.0
1,225,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,272,506	0.2
1,450,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,504,201	0.3
2,000,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,167,400	0.4
1,260,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,340,577	0.3
1,125,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,162,969	0.2
670,000	(1)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	674,188	0.1
355,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	391,629	0.1
1,225,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,430,188	0.3
875,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	936,513	0.2
625,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	671,378	0.1
600,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	653,070	0.1
1,900,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	2,068,530	0.4
1,125,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,119,375	0.2
1,550,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	1,614,906	0.3
1,875,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,938,281	0.4
1,140,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,142,850	0.2
1,300,000	(1)	Staples, Inc., 10.750%, 04/15/2027	1,285,375	0.2
425,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	424,205	0.1
673,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	682,674	0.1
1,375,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,430,000	0.3
1,650,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	1,711,875	0.3
1,100,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	1,038,813	0.2
500,000	(1)	Tenneco, Inc., 7.875%, 01/15/2029	562,038	0.1
1,100,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	1,218,481	0.2
710,000		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	736,625	0.1
950,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	967,813	0.2
950,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	969,480	0.2
1,475,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,537,407	0.3
1,749,948		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,818,036	0.3
1,850,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,811,844	0.3
830,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	977,325	0.2
1,200,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,276,278	0.2
600,000	(1),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	627,000	0.1
1,150,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,216,844	0.2
675,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	688,922	0.1
1,350,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,372,781	0.3
300,000	(1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	320,250	0.1
1,000,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,013,375	0.2
690,000	(1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	706,819	0.1
			121,203,013	22.8

		Consumer, Non-cyclical: 15.7%
1,600,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,687,400	0.3
1,125,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,072,001	0.2
525,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	540,225	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,250,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,334,925	0.3
1,035,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,099,537	0.2
1,525,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,675,883	0.3
1,005,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,020,075	0.2
300,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	299,250	0.1
1,485,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,521,197	0.3
1,150,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	1,202,451	0.2
3,025,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,360,140	0.6
1,230,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,237,774	0.2
1,300,000	(1)	Bausch Health Cos, Inc., 5.250%, 02/15/2031	1,296,223	0.2
950,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,032,878	0.2
1,025,000	(1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,055,750	0.2
995,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,043,944	0.2
1,925,000		Centene Corp., 4.625%, 12/15/2029	2,085,930	0.4
500,000	(1)	Centene Corp., 5.375%, 06/01/2026	523,475	0.1
1,400,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,456,028	0.3
505,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	516,362	0.1
1,550,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,616,379	0.3
525,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	513,529	0.1
575,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	603,031	0.1
1,585,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	1,676,145	0.3
1,100,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	1,152,932	0.2
775,000	(1)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	814,951	0.2
1,030,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	1,081,500	0.2
600,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	573,363	0.1
650,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	663,071	0.1
455,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	445,616	0.1
765,000		Encompass Health Corp., 4.625%, 04/01/2031	792,731	0.2
497,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	403,067	0.1
331,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	360,169	0.1
1,140,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	1,177,050	0.2
1,175,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,232,176	0.2
2,800,000		HCA, Inc., 5.375%, 02/01/2025	3,127,600	0.6
625,000		HCA, Inc., 5.625%, 09/01/2028	719,859	0.1
975,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,006,688	0.2
425,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	444,095	0.1
1,160,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,209,590	0.2
1,790,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,964,525	0.4
1,025,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,136,469	0.2
1,417,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,579,735	0.3
625,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	654,851	0.1
1,960,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	2,259,324	0.4
675,000		Kraft Heinz Foods Co., 5.500%, 06/01/2050	828,290	0.2
1,095,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,075,838	0.2
425,000	(1)	LifePoint Health, Inc., 5.375%, 01/15/2029	419,156	0.1
825,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	849,717	0.2
1,200,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	1,171,500	0.2
755,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	775,423	0.1
850,000		New Albertsons L.P., 7.450%, 08/01/2029	1,006,026	0.2
175,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	184,297	0.0
1,150,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,248,469	0.2
1,021,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,084,261	0.2
750,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	748,110	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,200,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,226,220	0.2
1,325,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,421,659	0.3
625,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	627,344	0.1
1,850,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,950,094	0.4
1,475,000	(1)	Primo Water Holdings, Inc., 5.500%, 04/01/2025	1,517,849	0.3
1,825,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	1,942,348	0.4
1,300,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,313,026	0.3
700,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	750,313	0.1
1,040,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,055,912	0.2
1,450,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,515,250	0.3
2,425,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	2,630,883	0.5
1,695,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,729,959	0.3
1,450,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,551,500	0.3
925,000		United Rentals North America, Inc., 4.875%, 01/15/2028	975,524	0.2
450,000		United Rentals North America, Inc., 5.250%, 01/15/2030	489,229	0.1
1,100,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	1,171,291	0.2
			83,529,382	15.7

		Energy: 12.3%
2,000,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	2,073,750	0.4
1,150,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,152,409	0.2
1,525,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	1,528,462	0.3
300,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	320,062	0.1
1,580,000		Apache Corp., 4.375%, 10/15/2028	1,577,630	0.3
1,725,000		Apache Corp., 5.100%, 09/01/2040	1,689,422	0.3
795,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	809,052	0.2
400,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	418,000	0.1
1,300,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.250%, 12/31/2028	1,354,437	0.3
1,200,000	(1)	Baytex Energy Corp., 5.625%, 06/01/2024	1,130,250	0.2
925,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	841,172	0.2
1,300,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	1,339,000	0.2
600,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	647,757	0.1
685,000	(1)	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	697,844	0.1
350,000	(1)	CNX Resources Corp., 6.000%, 01/15/2029	364,369	0.1
1,550,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	1,666,808	0.3
490,000		Comstock Resources, Inc., 9.750%, 08/15/2026	532,262	0.1
300,000		Continental Resources, Inc., 4.900%, 06/01/2044	300,568	0.1
375,000	(1)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	424,260	0.1
375,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	378,007	0.1
1,525,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,504,984	0.3
525,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	559,198	0.1
595,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	645,872	0.1
125,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	125,537	0.0
1,175,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,276,837	0.2
1,280,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,284,666	0.2
2,200,000		EnLink Midstream LLC, 5.375%, 06/01/2029	2,061,125	0.4
2,285,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,397,822	0.4
555,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	583,788	0.1
725,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	781,187	0.1
300,000	(2)	EQT Corp., 5.000%, 01/15/2029	321,750	0.1
525,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	532,087	0.1
1,000,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,031,875	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	505,312	0.1
900,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	915,188	0.2
1,300,000	(1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	1,283,211	0.2
750,000		Laredo Petroleum, Inc., 9.500%, 01/15/2025	722,640	0.1
800,000	(2)	Laredo Petroleum, Inc., 10.125%, 01/15/2028	768,408	0.1
1,850,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,493,089	0.3
875,000		Murphy Oil Corp., 5.875%, 12/01/2027	858,323	0.2
1,300,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,303,380	0.2
1,000,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	824,375	0.2
590,000		Nabors Industries, Inc., 5.100%, 09/15/2023	528,050	0.1
3,310,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	2,693,844	0.5
1,495,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,583,205	0.3
2,350,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	2,644,455	0.5
1,150,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,364,906	0.3
725,000		Oceaneering International, Inc., 6.000%, 02/01/2028	694,945	0.1
1,800,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	1,985,240	0.4
700,000		Ovintiv, Inc., 6.500%, 02/01/2038	847,076	0.2
2,100,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	2,185,313	0.4
350,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	349,344	0.1
710,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	743,725	0.1
675,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	661,200	0.1
900,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	970,403	0.2
1,275,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	1,293,806	0.2
2,265,000		Vine Energy Holdings LLC, 6.750%, 04/15/2029	2,265,000	0.4
825,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	859,547	0.2
525,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	528,171	0.1
1,975,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	2,030,300	0.4
			65,254,705	12.3

		Financial: 6.0%
1,025,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,165,186	0.2
1,050,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,071,262	0.2
1,775,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,924,766	0.4
1,950,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,991,876	0.4
775,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	812,781	0.2
1,375,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,435,156	0.3
395,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	404,385	0.1
690,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	712,805	0.1
510,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	533,646	0.1
600,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	605,250	0.1
1,150,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,196,719	0.2
300,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	299,400	0.1
665,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	702,041	0.1
1,050,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,129,005	0.2
610,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	599,368	0.1
1,400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,475,292	0.3
1,250,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,234,375	0.2
1,675,000		Navient Corp., 4.875%, 03/15/2028	1,641,500	0.3
925,000		Navient Corp., 5.000%, 03/15/2027	928,589	0.2
550,000		Navient Corp., 7.250%, 09/25/2023	596,315	0.1
275,000		OneMain Finance Corp., 4.000%, 09/15/2030	267,781	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,100,000		OneMain Finance Corp., 5.375%, 11/15/2029	2,239,125	0.4
1,575,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	1,656,703	0.3
1,650,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,629,375	0.3
1,775,000		SBA Communications Corp., 3.875%, 02/15/2027	1,816,624	0.3
1,475,000		Service Properties Trust, 4.375%, 02/15/2030	1,357,848	0.3
325,000		Service Properties Trust, 7.500%, 09/15/2025	369,606	0.1
1,300,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	1,339,813	0.2
1,075,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	1,062,906	0.2
			32,199,498	6.0

		Industrial: 10.0%
1,875,000		AECOM, 5.875%, 10/15/2024	2,111,344	0.4
2,150,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	2,260,187	0.4
1,875,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	1,983,984	0.4
400,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	400,750	0.1
975,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	1,024,564	0.2
1,300,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,356,875	0.3
700,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	734,860	0.1
603,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	649,732	0.1
1,150,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,189,531	0.2
2,125,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	2,235,234	0.4
1,125,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	1,193,203	0.2
575,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	607,597	0.1
460,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	489,700	0.1
1,600,000	(1)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	1,684,680	0.3
1,165,000	(1)	Dycom Industries, Inc., 4.500%, 04/15/2029	1,170,825	0.2
925,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	896,672	0.2
375,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	386,953	0.1
1,020,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,125,188	0.2
1,300,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,311,375	0.2
1,175,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,252,109	0.2
1,275,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,440,750	0.3
575,000	(1),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	588,225	0.1
1,475,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,525,703	0.3
1,575,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,626,447	0.3
1,665,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,873,125	0.4
1,375,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,468,913	0.3
1,200,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	1,215,000	0.2
2,165,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	2,305,725	0.4
2,020,000	(1),(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	2,081,863	0.4
1,300,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,384,890	0.3
1,000,000	(1)	Sensata Technologies BV, 4.000%, 04/15/2029	1,019,905	0.2
1,255,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	1,292,424	0.2
807,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	908,985	0.2
1,325,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,425,780	0.3
325,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	331,060	0.1
950,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	992,750	0.2
1,025,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,081,180	0.2
1,375,000	(1)	TransDigm, Inc., 4.625%, 01/15/2029	1,357,538	0.3
1,000,000		TransDigm, Inc., 5.500%, 11/15/2027	1,036,630	0.2
1,200,000		TransDigm, Inc., 6.375%, 06/15/2026	1,242,750	0.2
775,000		TransDigm, Inc., 6.500%, 05/15/2025	790,984	0.1
1,025,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	1,104,053	0.2
1,250,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,284,375	0.2
			53,444,418	10.0

		Technology: 4.9%
1,750,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,800,129	0.4
1,305,000	(1)	Austin BidCo, Inc., 7.125%, 12/15/2028	1,330,284	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,175,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,183,372	0.2
465,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	483,451	0.1
1,205,000	(1)	BY Crown Parent LLC, 7.375%, 10/15/2024	1,228,973	0.2
1,400,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,430,625	0.3
845,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	835,494	0.2
625,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	651,172	0.1
1,000,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,097,835	0.2
1,250,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,306,250	0.3
695,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	718,387	0.1
350,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	362,687	0.1
1,705,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,781,659	0.3
1,125,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	1,226,109	0.2
1,220,000	(1)	NCR Corp., 5.125%, 04/15/2029	1,231,444	0.2
200,000	(1)	Open Text Corp., 3.875%, 02/15/2028	201,680	0.1
685,000	(1)	Open Text Corp., 5.875%, 06/01/2026	708,975	0.1
1,200,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,218,636	0.2
1,015,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	1,033,981	0.2
1,645,000	(1)	Rocket Software, Inc., 6.500%, 02/15/2029	1,662,889	0.3
1,045,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	1,082,066	0.2
1,230,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,258,444	0.2
500,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	513,125	0.1
1,550,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,611,845	0.3
			25,959,512	4.9

		Utilities: 1.8%
1,300,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,353,729	0.3
1,750,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,812,344	0.3
1,550,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,556,781	0.3
485,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	474,391	0.1
1,100,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,145,606	0.2
1,490,000		PG&E Corp., 5.250%, 07/01/2030	1,581,262	0.3
725,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	752,188	0.1
1,025,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,066,861	0.2
			9,743,162	1.8

	Total Corporate Bonds/Notes
	(Cost $485,858,681)		510,985,325	96.0

BANK LOANS: 0.4%
		Consumer, Cyclical: 0.3%
1,488,491		Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	1,468,396	0.3

		Health Care: 0.1%
704,366		Bausch Health Companies, Inc. 2018 Term Loan B, 3.109%, (US0001M + 3.000%), 06/02/2025	702,808	0.1

	Total Bank Loans
	(Cost $2,082,248)		2,171,204	0.4

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
400,000		DISH Network Corp., 3.375%, 08/15/2026	385,520	0.1

		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	851	0.0

	Total Convertible Bonds/Notes
	(Cost $847,816)		386,371	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Consumer Discretionary: 0.0%
474		Lear Corp.	85,913	0.0
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–
			85,913	0.0

		Consumer Staples: 0.3%
107,541	(6),(7)	Southeastern Grocers, Inc.	1,290,492	0.3

		Energy: 0.0%
2		Amplify Energy Corp.	6	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,099	0.0

		Health Care: 0.0%
26	(7)	Option Care Health, Inc.	461	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	28	0.0

	Total Common Stock
	(Cost $824,718)		1,381,993	0.3

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
		Communications: –%
1,445,000	(6),(9)	Millicom International Cellular S.A. (Escrow)	–	–

		Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $489,613,463)		514,924,893	96.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
		Commercial Paper: 1.2%
2,200,000		American Electric Power Co., 0.170%, 04/22/2021	2,199,773	0.4
1,600,000		Concord Mimutemen Capital Co. LLC, 0.120%, 04/19/2021	1,599,901	0.3
1,875,000		DuPont de Nemours, Inc., 0.210%, 05/17/2021	1,874,491	0.3
1,175,000		UnitedHealth Group, Inc., 0.090%, 04/08/2021	1,174,976	0.2

	Total Commercial Paper
	(Cost $6,849,118)		6,849,141	1.2

		Repurchase Agreements: 4.5%
1,515,900	(10)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,515,901, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,546,218, due 06/01/21-04/01/51)	1,515,900	0.3
5,909,300	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $5,909,303, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,027,486, due 04/15/21-02/20/71)	5,909,300	1.1
1,410,168	(10)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,410,170, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,438,375, due 04/13/21-02/15/48)	1,410,168	0.2
5,183,298	(10)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $5,183,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $5,286,964, due 05/15/23-09/15/57)	5,183,298	1.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,710,325	(10)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,710,327, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,744,532, due 07/01/22-03/01/51)	1,710,325	0.3
1,952,080	(10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,952,082, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,991,123, due 06/01/21-02/20/71)	1,952,080	0.4
1,613,154	(10)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,613,157, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,650,183, due 01/31/22-02/15/41)	1,613,154	0.3
4,693,629	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $4,693,641, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,787,518, due 07/15/23-02/15/48)	4,693,629	0.9

	Total Repurchase Agreements
	(Cost $23,987,854)		23,987,854	4.5

Shares			Value	Percentage of Net Assets
		Mutual Funds(10): 0.3%
473,000	(10),(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	473,000	0.1
455,000	(10),(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	455,000	0.1
473,000	(10),(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	473,000	0.1
	Total Mutual Funds
	(Cost $1,401,000)		1,401,000	0.3

	Total Short-Term Investments
	(Cost $32,237,972)		32,237,995	6.0

	Total Investments in Securities (Cost $521,851,435)		$547,162,888	102.8
	Liabilities in Excess of Other Assets		(15,028,162)	(2.8)
	Net Assets		$532,134,726	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(5)	Defaulted security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$85,913	$–	$–	$85,913
Consumer Staples	–	–	1,290,492	1,290,492
Energy	6	–	5,093	5,099
Health Care	461	–	–	461
Information Technology	28	–	–	28
Total Common Stock	86,408	–	1,295,585	1,381,993
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	510,985,325	–	510,985,325
Convertible Bonds/Notes	–	386,371	–	386,371
Other	–	–	–	–
Bank Loans	–	2,171,204	–	2,171,204
Short-Term Investments	1,401,000	30,836,995	–	32,237,995
Total Investments, at fair value	$1,487,408	$544,379,895	$1,295,585	$547,162,888

At March 31, 2021, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$–	$–
Millicom International Cellular S.A. (Escrow)	9/9/2017	–	–
		$–	$–

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $522,438,308.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,842,341
Gross Unrealized Depreciation	(2,117,761)
Net Unrealized Appreciation	$24,724,580